Consolidated Statements of Shareholders' Equity - USD ($)	Total	Common Shares	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income
Balance at Jun. 30, 2024	$ 9,206,109	$ 82,784,400	$ 35,368,899	$ (109,075,759)	$ 128,569
Balance (in Shares) at Jun. 30, 2024		445,908
Proceeds from ATM (Note 6)	1,905,583	$ 1,905,583
Proceeds from ATM (Note 6) (in Shares)		313,242
Proceeds from SEPA (Note 6)	6,224,716	$ 6,224,716
Proceeds from SEPA (Note 6) (in Shares)		1,208,336
Share issuance costs (Note 6)	(883,978)	$ (269,559)	(614,419)
Exercise of pre-funded warrants (Note 6)		$ 576,034	(576,034)
Exercise of pre-funded warrants (Note 6) (in Shares)		34,700
Loss for the period	(8,162,133)			(8,162,133)
Share-based compensation (Note 7)	119,307		119,307
Proceeds from Private Placement	5,024,891		5,024,891
Balance at Jun. 30, 2025	13,434,495	$ 91,221,174	39,322,644	(117,237,892)	128,569
Balance (in Shares) at Jun. 30, 2025		2,002,186
Proceeds from SEPA (Note 6)	231,675	$ 231,675
Proceeds from SEPA (Note 6) (in Shares)		259,877
Share issuance costs (Note 6)	(137,179)	$ (137,179)
Exercise of pre-funded warrants (Note 6)		$ 2,967,028	(2,967,028)
Exercise of pre-funded warrants (Note 6) (in Shares)		3,077,373
Loss for the period	(12,560,850)			(12,560,850)
Deemed dividends (Note 6)			431,664	(431,664)
Share-based compensation (Note 7)	106,866		106,866
Balance at Jun. 30, 2026	$ 1,075,007	$ 94,282,698	$ 36,894,146	$ (130,230,406)	$ 128,569
Balance (in Shares) at Jun. 30, 2026		5,339,436